united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

4221 North 203rd Street, Suite 100, Elkhorn, Nebraska  68022

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 7/31

Date of reporting period: 7/31/21

ITEM 1. REPORTS TO SHAREHOLDERS.

Anfield Dynamic Fixed Income ETF

ADFI

July 31, 2021

Annual Report

Advised by:

Regents Park Funds, LLC

4041 MacArthur Blvd., Suite 155

Newport Beach, CA 92660

RegentsParkFunds.com

1-866-866-4848

Distributed by Northern Lights Distributors, LLC

Member FINRA

September 2021

Annual Letter to Shareholders of the Anfield Dynamic Fixed Income ETF (ADFI)

General Fund Update and Asset Growth

From launch on August 17, 2020, through the period ended July 31st, 2021, the Anfield Dynamic Fixed Income ETF (“Fund”) navigated a turbulent time for interest rates. The bulk of the first half of this time period was spent in a credit sell-off and rising interest rate environment (i.e. September thru December). Specifically, during the September through December period of 2020, the yield on the 10-Year Treasury note increased from 0.68% to 0.93% while the rate on the 30-Year instrument rose from 1.43% to 1.65%, going as high as 1.75%. During the period from the Fund’s inception through July 31st, 2021 the Fund grew by over $15 million to $15.39 million in total assets.

Update on Performance

From inception (August 17th, 2020) through July 2021, the Fund returned -1.58% net of all fees and expenses. The Fund’s primary benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 0.02%, while the Bloomberg Intermediate U.S. Aggregate Bond Index returned 0.32%, and the ICE BofAML US Dollar Libor 3 Month Constant Maturity Indexed returned 0.22% over this same period.

For the period from inception (August 17th, 2020) through July 2021, the Fund experienced mixed performance. As mentioned above, the first portion of the Fund’s fiscal year was spent in a credit sell-off and rising interest rate environment. During this time period, the Fund’s exposure to longer-dated Treasuries through its allocation to the iShares 20+ Year Treasury Bond ETF (“TLT”) contributed to its relative underperformance as the yields on both 10-Year and 30-Year Treasury instruments increased. Due to the relative overweight to high duration instruments, the Fund’s performance was hindered during this period. During the first portion of the calendar year (the second half of the Fund’s fiscal year), the portfolio management team exited the Fund’s TLT position to reduce the Fund’s duration to ~4 years versus the benchmark’s duration of ~6 years.

In total for the fiscal year, the Fund’s investment grade and high yield positions saw relative outperformance, despite the heightened interest rate volatility, while the Fund’s Treasury, emerging market and mortgage positions underperformed relative to the rest of the portfolio, although past performance does not guarantee future results. Our allocation to cash and equivalents were generally net neutral for the portfolio.

Current Positioning

Relative to the Bloomberg U.S. Aggregate Bond Index, the Fund is now overweight US high yield corporate bonds, while maintaining a duration position lower than that of this Index. The team has also added small positions in emerging market corporate bonds and US convertible bonds.

On behalf of the entire staff at Anfield Capital Management, we thank you for your continued support.

David Young, CFA

CEO & Founder

The views in this report are those of the Fund’s management. This report contains certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the Fund’s management’s predictions and expectations concerning certain future events such as the performance of the economy as a whole and of specific industry sectors. Management believes these forward-looking statements are reasonable, although they are inherently uncertain and difficult to predict.

6471-NLD-08052021

Anfield Dynamic Fixed Income ETF

PORTFOLIO REVIEW (Unaudited)

July 31, 2021

Average Annual Total Return through July 31, 2021*, as compared to its benchmarks:

Inception ****
through July 31, 2021
Anfield Dynamic Fixed Income ETF - NAV	-1.58%
Anfield Dynamic Fixed Income ETF - Market Price	-1.63%
Bloomberg U.S. Aggregate Bond Index **	0.02%
Bloomberg Intermediate U.S. Aggregate Bond Index ***	0.32%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Total returns are calculated with the traded NAV on July 31, 2021. Past performance is no guarantee of future results. Performance figures for periods less than one year are not annualized. The Fund’s adviser has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least November 30, 2021 to ensure that total annual Fund operating expenses after fee waiver and reimbursement(exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), and extraordinary expenses such as litigation expenses) will not exceed 1.30% of average daily net assets. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. These fee waivers and expense reimbursements are subject to possible recapture from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recapture can be achieved without exceeding the foregoing expense limits as well as any expense limitation in effect at the time the waiver or reimbursement is made. Please review the Fund’s most recent prospectus for more detail on the expense waiver. The Fund’s total annual operating expenses after fee waiver and expense reimbursement is 1.99% and without waiver or reimbursement the gross expenses and fees is 1.99%, per the most recent prospectus. These expenses were calculated with estimated other expenses and acquired fund fees and expenses.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing exchange traded fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Beginning November 2, 2020, Market Price returns are calculated using the closing price and account for distributions from the Fund. Prior to November 2, 2020, Market Price returns were calculated using the midpoint price and accounted for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

**	The Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate pass-throughs), ABS and CMBS (agency and non-agency). Investors may not invest directly in an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

***	The Bloomberg Intermediate U.S. Aggregate Bond Index is a market index of high quality, domestic fixed income securities with maturities of less than 10 years. Investors may not invest directly in an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

****	As of the close of business on the day of commencement of trading on August 17, 2020.

Comparison of the Change in Value of a $10,000 Investment

Anfield Dynamic Fixed Income ETF
PORTFOLIO REVIEW (Unaudited) (Continued)
July 31, 2021

Portfolio Composition as of July 31, 2021:

Compositions	Percentage of Net Assets
Exchange-Traded Funds - Fixed Income	100.1%
Liabilities in Excess of Other Assets	(0.1)%
100.0%

Please refer to the Schedule of Investments in this Annual Report for a detailed analysis of the Fund’s holdings.

Anfield Dynamic Fixed Income ETF
SCHEDULE OF INVESTMENTS
July 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS 100.1%
	FIXED INCOME - 100.1%
29,645	First Trust Low Duration Opportunities ETF	$1,506,559
39,487	Invesco Fundamental High Yield Corporate Bond ETF	771,181
34,329	Invesco Senior Loan ETF	756,268
5,852	iShares 3-7 Year Treasury Bond ETF	770,942
4,733	iShares Convertible Bond ETF	473,300
17,521	iShares iBoxx $ Investment Grade Corporate Bond ETF	2,383,031
8,756	iShares iBoxx High Yield Corporate Bond ETF	769,127
14,579	iShares JP Morgan EM Corporate Bond ETF	763,794
20,969	iShares MBS ETF	2,279,121
40,395	iShares U.S. Treasury Bond ETF	1,086,222
7,035	SPDR Bloomberg Barclays High Yield Bond ETF	772,232
41,858	SPDR Portfolio Intermediate Term Corporate Bond ETF	1,545,397
18,413	Vanguard Short-Term Corporate Bond ETF	1,525,885
		15,403,059

	TOTAL EXCHANGE-TRADED FUNDS (Cost $15,294,837)	15,403,059

	TOTAL INVESTMENTS - 100.1% (Cost $15,294,837)	$15,403,059
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(13,622)
	NET ASSETS - 100.0%	$15,389,437

ETF	- Exchange-Traded Fund

MBS	- Mortgage-Backed Security

SPDR	- Standard & Poor’s Depositary Receipt

See accompanying notes to financial statements.

Anfield Dynamic Fixed Income ETF
STATEMENT OF ASSETS AND LIABILITIES
July 31, 2021

ASSETS
Investment securities:
At cost	$15,294,837
At fair value	$15,403,059
Cash	20,894
Prepaid expenses and other assets	3,435
TOTAL ASSETS	15,427,388

LIABILITIES
Payable to related parties	10,746
Investment advisory fees payable, net	156
Accrued expenses and other liabilities	27,049
TOTAL LIABILITIES	37,951
NET ASSETS	$15,389,437

Net Assets Consist Of:
Paid in capital (a)	$15,384,467
Accumulated earnings	4,970
NET ASSETS	$15,389,437

Net Asset Value Per Share:
Shares:
Net assets	$15,389,437
Shares of beneficial interest outstanding (a)	1,575,000

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.77

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Anfield Dynamic Fixed Income ETF
STATEMENT OF OPERATIONS
For the Period Ended July 31, 2021 *

INVESTMENT INCOME
Dividends	$142,193
TOTAL INVESTMENT INCOME	142,193

EXPENSES
Investment advisory fees	58,206
Administrative services fees	57,962
Legal fees	22,516
Audit fees	19,750
Custodian fees	12,580
Transfer agent fees	10,427
Trustees’ fees and expenses	9,844
Compliance officer fees	6,567
Printing and postage expenses	6,054
Insurance expense	1,190
Other expenses	13,222
TOTAL EXPENSES	218,318
Less: Fees waived and expenses reimbursed by the Advisor	(123,185)
NET EXPENSES	95,133

NET INVESTMENT INCOME	47,060

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from investments	(101,705)
Net realized gain from redemptions in-kind	6,617
Distributions of realized gains by underlying investment companies	622
Net change in unrealized appreciation on investments	108,222
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	13,756

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$60,816

*	The Anfield Dynamic Fixed Income ETF commenced operations on August 17, 2020.

See accompanying notes to financial statements.

Anfield Dynamic Fixed Income ETF
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
July 31, 2021 *
FROM OPERATIONS
Net investment income	$47,060
Net realized loss from investments	(101,705)
Net realized gain from redemptions in-kind	6,617
Distributions of realized gains by underlying investment companies	622
Net change in unrealized appreciation on investments	108,222
Net increase in net assets resulting from operations	60,816

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(49,493)
Return of capital	(5,432)
Net decrease in net assets from distributions to shareholders	(54,925)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	15,869,811
Payments for shares redeemed	(486,265)
Net increase in net assets from shares of beneficial interest	15,383,546

TOTAL INCREASE IN NET ASSETS	15,389,437

NET ASSETS
Beginning of Period	—
End of Period	$15,389,437

SHARE ACTIVITY
Shares Sold	1,625,000
Shares Redeemed	(50,000)
Net increase in shares from beneficial interest outstanding	1,575,000

*	The Anfield Dynamic Fixed Income ETF commenced operations on August 17, 2020.

See accompanying notes to financial statements.

Anfield Dynamic Fixed Income ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	For the
	Period Ended
	July 31, 2021 (a)

Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment income (b)	0.06
Net realized and unrealized loss on investments	(0.21	) (l)
Total from investment operations	(0.15)
Less distributions from:
Net investment income	(0.07)
Return of capital	(0.01)
Total distributions	(0.08)
Net asset value, end of period	$9.77
Market price, end of period	$9.76
Total return (c)(d)(e)	(1.58)%
Market price total return (e)	(1.63)%
Net assets, end of period (000s)	$15,389
Ratio of gross expenses to average net assets (f)(g)(h)	2.98%
Ratio of net expenses to average net assets (f)(h)(i)	1.30%
Ratio of net investment income to average net assets (g)(j)	0.64%
Portfolio Turnover Rate (e)(k)	26%

(a)	The Anfield Dynamic Fixed Income ETF commenced operations on August 17, 2020.

(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the year/period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Total return would have been lower or higher absent the fee waiver/expense reimbursement or recapture, respectively.

(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Not annualized.

(f)	Annualized.

(g)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(h)	Does not include the expenses of other investment companies in with the Fund invests.

(i)	Represents the ratio of expenses to average net assets inclusive of fee waivers an/or expense reimbursement by the Advisor.

(j)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(k)	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

(l)	Due to the timing of shareholder transactions the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

See accompanying notes to financial statements.

Anfield Dynamic Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS
July 31, 2021

(1)	ORGANIZATION

The Anfield Dynamic Fixed Income ETF (the “Fund”) is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund commenced operations on August 17, 2020. The Fund is an actively managed exchange traded fund (“ETF”) that is a fund of funds. The Fund’s investment objective is to seek to provide total return with capital preservation as a secondary objective.

(2)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (’‘GAAP”), and require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost (which approximates fair value). Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a Fair Value Committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to, as needed, attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and considers the determinations reached by the Fair Value Committee in ratifying the Fair Value Committee’s application of the fair value methodologies employed.

Anfield Dynamic Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2021

Fair Valuation Process – The applicable investments are valued collectively via inputs from each group within the fair value team. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument; factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the Fair Value Committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Fund may invest in ETFs, which are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Anfield Dynamic Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2021

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2021 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$15,403,059	$—	$—	$15,403,059
Total	$15,403,059	$—	$—	$15,403,059

The Fund did not hold any Level 3 securities during the period.

*	Refer to the Schedule of Investments for portfolio composition.

Security Transactions and Related Income

Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders

Ordinarily, dividends from net investment income, if any, are declared and paid monthly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Anfield Dynamic Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2021

Federal Income Taxes

The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions or expected to be taken in the Fund’s July 31, 2021 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund and Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

(3)	INVESTMENT TRANSACTIONS

For the period ended July 31, 2021, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Fund amounted to $1,969,383 and $2,279,053, respectively. For the period ended July 31, 2021, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $16,204,250 and $504,319, respectively.

(4)	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Regents Park Funds, LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, subject to the authority of the Board, is responsible for managing the day to day operations of the Fund, including: selecting the overall investment strategies; monitoring and evaluating Sub-Adviser (as defined below) performance; and providing related administrative services and facilities. Anfield Group, LLC (“Anfield Group”), which is wholly owned by the David Young and Sandra G. Glain Family Trust, wholly owns the Adviser. As compensation for its services, the Fund pays to the Adviser an annual advisory fee (computed daily and paid monthly) at an annual rate of 0.80% of its average daily net assets. For the period ended July 31, 2021, the Fund incurred advisory fees of $58,206.

Anfield Dynamic Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2021

The Adviser has engaged Anfield Capital Management, LLC (“Anfield” or the “Sub-Adviser”) to serve as Sub-Adviser to the Fund. Anfield Group owns a 92% majority interest in Anfield. The Sub-Adviser is an affiliate of the Adviser. The Sub-Adviser, with respect to the portion of the Fund’s assets allocated to the Sub-Adviser, is responsible for selecting investments and assuring that investments are made in accordance with the Fund’s investment objective, policies and restrictions. The Adviser compensates the Sub-Adviser for its services from the management fees received from the Fund, which are computed and accrued daily and paid monthly and do not impact the financial statements of the Fund.

The Adviser, pursuant to an Expense Limitation Agreement (the “Agreement”), has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least November 30, 2021 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), and extraordinary expenses such as litigation expenses) will not exceed 1.30% of average daily net assets. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. These fee waivers and expense reimbursements are subject to possible recapture from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recapture can be achieved without exceeding the foregoing expense limits as well as any expense limitation in effect at the time the waiver or reimbursement is made.

For the period ended July 31, 2021, the Adviser had no previously reimbursed fees to recapture, and the Adviser reimbursed $123,185 to the Fund during the period. The Adviser can recoup previously waived fees and reimbursed expenses of $123,185 until July 31, 2024.

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to Northern Lights Distributors, LLC (the “Distributor” or “NLD”) and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees.

In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for servicing in such capacities.

BluGiant, LLC (“BluGiant”), BluGiant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Anfield Dynamic Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2021

(5)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. As of the fiscal year ended July 31, 2021, aggregate cost for federal tax purposes is $15,296,633 for the Anfield Dynamic Fixed Income ETF, and differs from market value by net unrealized appreciation (depreciation) which consisted of:

Gross unrealized appreciation:	$133,001
Gross unrealized depreciation:	(26,575)
Net unrealized appreciation:	$106,426

The tax character of Fund distributions paid for the fiscal year ended July 31, 2021 was as follows:

Fiscal Year Ended
July 31, 2021
Ordinary Income	$49,493
Long-Term Capital Gain	—
Return of Capital	5,432
$54,925

As of July 31, 2021, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$(101,456)	$—	$—	$106,426	$4,970

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $101,456. Permanent book and tax differences, primarily attributable to tax adjustments for realized gain/(loss) on in-kind redemptions resulted in reclassification for the year ended July 31, 2021 as follows:

Paid In	Accumulated
Capital	Earnings (Losses)
$6,353	$(6,353)

Anfield Dynamic Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2021

(6)	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

Maximum Additional Variable Charge for
Fee for In-Kind and Cash Purchases	Cash Purchases*
$250	2.00%

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

(7)	PRINCIPAL INVESTMENT RISKS

The Fund’s investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed below. Please refer to the Fund’s prospectus and statement of additional information for a more full listing of risks associated with the Fund’s investments which include, but are not limited to: active trading risk, authorized participant concentration risk, bank loan risk, convertible securities risk, counterparty credit risk, credit risk, currency risk, cybersecurity risk, derivatives risk, energy sector risk, ETF structure risk, fixed income risk, fluctuation of net asset value risk, focus risk, foreign (non-U.S.) investment risk, forward and futures contract risk, gap risk, geographic risk, hedging transactions risk, high yield risk, index risk, investment companies and ETF risk, issuer-specific risk, leveraging risk, LIBOR risk, liquidity risk, management risk, market events risk, market risk, mortgage- backed and asset-backed securities risk, new fund risk, portfolio turnover risk, prepayment and extension risk, regulatory risk, securities lending risk, swap risk, underlying fund risk, U.S. government securities risk, valuation risk, variable or floating rate securities and volatility risk.

Investment Companies and ETFs Risks – When the Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of other investment company’s or ETF’s operating expenses, including management fees in addition to those paid by the Fund. The risk of owning an investment company or ETF generally reflects the risks of owning the underlying investments held by the investment company or ETF. The Fund will also incur brokerage costs when it purchases and sells ETFs.

Anfield Dynamic Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2021

Underlying Fund Risk – The Fund’s investment performance and its ability to achieve its investment objective are directly related to the performance of the Underlying Funds in which it invests. There can be no assurance that the Fund’s investments in the Underlying Funds will achieve their respective investment objectives. The Fund is subject to the risks of the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds.

Bank Loan Risk – The Fund’s and Underlying Funds’ investments in secured and unsecured participations in bank loans and assignments of such loans may create substantial risk. In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest.

Derivatives Risk – The derivative instruments in which the Fund or the Underlying Funds may invest, including futures, options, credit default swaps, total return swaps, repurchase agreements and other similar instruments, may be more volatile than other instruments. The risks associated with investments in derivatives also include liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the market value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund or an Underlying Fund could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager.

ETF Structure Risks – The Fund is structured as an ETF and as a result is subject to special risks. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s net asset value. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

Anfield Dynamic Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2021

Fixed Income Risk – When the Fund and the Underlying Funds invest in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund or an Underlying Fund. In general, the market price of fixed income securities with longer maturities or durations will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund or an Underlying Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Fluctuation of Net Asset Value Risk – The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. In addition, unlike conventional ETFs, the Fund is not an index Fund. The Fund is actively managed and does not seek to replicate the performance of a specified index. Actively managed ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which the Shares will trade at premiums or discounts to NAV.

High Yield Risk – Investment in or exposure to high yield (lower rated or below investment grade) debt instruments (also known as “junk bonds”) may involve greater levels of interest rate, credit, liquidity and valuation risk than for higher rated instruments. High yield debt instruments are considered higher risk than investment grade instruments with respect to the issuer’s continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments.

Market Risk – Overall market risk may affect the value of individual instruments in which the Fund or an Underlying Fund invests. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, inflation, changes in interest rate levels, lack of liquidity in the bond and other markets, volatility in the equities market or adverse investor sentiment affect the securities markets and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

Anfield Dynamic Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2021

COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, business and school closings, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.

Volatility Risk – The Fund’s investments may appreciate or decrease significantly in value over short periods of time. The value of an investment in the Fund’s portfolio may fluctuate due to factors that affect markets generally or that affect a particular industry or sector. The value of an investment in the Fund’s portfolio may also be more volatile than the market as a whole. This volatility may affect the Fund’s net asset value per share, including by causing it to experience significant increases or declines in value over short periods of time. Events or financial circumstances affecting individual investments, industries or sectors may increase the volatility of the Fund.

U.S. Government Securities Risk – Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

(8)	SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Two Roads Shared Trust

And the Shareholders of Anfield Dynamic Fixed Income ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Anfield Dynamic Fixed Income ETF (the Fund), a series of Two Roads Shared Trust, including the schedule of investments, as of July 31, 2021, the related statements of operations, changes in net assets and financial highlights for the period from August 17, 2020 (commencement of operations) through July 31, 2021, and the related notes to the financial statements (collectively, the financial statements). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2021, the results of its operations, changes in net assets and financial highlights for the period from August 17, 2020 (commencement of operations) through July 31, 2021, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2021, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ RSM US LLP

We have served as the auditor of one or more Regents Park Funds, LLC’s investment companies since 2013.

Denver, Colorado

September 29, 2021

Anfield Dynamic Fixed Income ETF
ADDITIONAL INFORMATION (Unaudited)
July 31, 2021

Approval of Advisory Agreement

Regents Park Funds, LLC and Anfield Capital Management, LLC for the Anfield Dynamic Fixed Income ETF

At a meeting held on September 11-12, 2019 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), each of whom is not an “interested person” of the Trust (the “Independent Trustees” or the “Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the approval of the proposed investment advisory agreement (the “Advisory Agreement”) between Regents Park Funds, LLC (“Regents Park” or the “Adviser”) and the Trust, on behalf of Anfield Dynamic Fixed Income ETF (the “Fund”); (iv) the approval of the proposed sub-advisory agreement (the “Sub-Advisory Agreement”) among Regents Park, Anfield Capital Management, LLC (“Anfield” or the “Sub-Adviser”) and the Trust, on behalf of the Fund.

In connection with the Board’s consideration of the Advisory Agreement and the Sub-Advisory Agreement, the Board received written materials in advance of the Meeting, which included information regarding: (i) the nature, extent, and quality of services to be provided to the Fund by Regents Park and Anfield; (ii) a description of the Adviser’s and the Sub-Adviser’s investment management personnel; (iii) an overview of the Adviser’s and the Sub-Adviser’s respective operations and financial condition; (iv) a description of the Adviser’s and the Sub-Adviser’s brokerage practices (including any soft dollar arrangements); (v) a comparison of the Fund’s proposed advisory fee and estimated overall expenses with those of comparable mutual funds; (vi) the anticipated level of profitability from the Adviser’s and the Sub-Adviser’s fund-related operations; (vii) the Adviser’s and the Sub-Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions, business continuity and information security and (viii) information regarding the performance record of other mutual funds with similar investment strategies.

Throughout the process, including at the meeting, the Board had numerous opportunities to ask questions of and request additional materials from Regents Park and Anfield. During the Meeting, the Board was advised by, and met, in executive session with, the Board’s independent legal counsel, and received a memorandum from such independent counsel regarding their responsibilities under applicable law. The Board also noted that the evaluation process with respect to the Adviser and the Sub-Adviser was an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Adviser and the Sub-Adviser.

Matters considered by the Board in connection with its approval of the Advisory Agreement and the Sub-Advisory Agreement included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by Regents Park (the “Adviser) related to the Advisory Agreement, including: the Advisory Agreement; a description of the manner in which investment decisions are made and executed; an overview of the personnel that perform services for the Fund and their background and experience; a review of the financial condition of Regents Park; information regarding risk management processes and liquidity management; the compliance policies and procedures of Regents Park, including its business continuity and cybersecurity policies and a Code of Ethics that contained provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b); Regents Park’s use of an outside compliance consultant; information regarding Regents Park’s compliance and regulatory history; and an independent report prepared by Broadridge analyzing the performance record, fees and expenses of the Fund as compared to those of a peer group of other mutual funds with similar investment strategies as selected by Broadridge. The Board also noted that on a regular basis it received and reviewed information from the Trust’s CCO regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, which included evaluating the regulatory compliance systems of the Adviser and procedures reasonably designed to ensure compliance with the federal securities laws. The Board also considered the Adviser’s policies and procedures relating to business continuity and cybersecurity, including the review and evaluation of the Trust’s CCO of these policies and procedures. The Board noted no significant disruption

Anfield Dynamic Fixed Income ETF
ADDITIONAL INFORMATION (Unaudited) (Continued)
July 31, 2021

or impact to services to the Adviser as a result of the COVID-19 pandemic. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including entrepreneurial risk and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks.

The Board also considered that Regents Park acted as the investment adviser to the Fund and retained a Sub-Adviser to manage day-to–day investment decisions of the Fund. The Board considered the oversight and supervisory role performed by Regents Park for the Fund, and noted that Regents Park generally provided management, compliance and operational support to the Fund and had formed a Sub-Adviser Oversight Committee to accomplish these functions. The Board considered that Regents Park received daily reports from the Sub-Adviser in connection with its oversight of the Sub-Adviser. In addition, the Board considered its familiarity with Regents Park’s personnel obtained from the Board’s oversight of the Fund and of other funds in the Trust advised by Regents Park, as well as the affiliation between Regents Park and Anfield and any potential conflicts of interest with the Sub-Adviser.

In considering the nature, extent, and quality of the services provided by Regents Park, the Board also took into account its knowledge, acquired through discussions and reports during the preceding year and in past years, of Regents Park’s management and the quality of the performance of its duties. The Board concluded that the management of Regents Park had the skills, experience and sophistication necessary to effectively oversee the Sub-Adviser and concluded that Regents Park had sufficient quality and depth of personnel, resources, and compliance policies and procedures for performing its duties and that the nature, overall quality and extent of the services provided by Regents Park were satisfactory and reliable.

The Board reviewed materials provided by Anfield (the “Sub-Adviser”) related to the Sub-Advisory Agreement with the Trust with respect to the Fund, including: the Sub-Advisory Agreement; a description of the manner in which investment decisions are made and executed; an overview of the personnel that perform services for the Fund and their background and experience; a summary of the financial condition of the Sub-Adviser; a written report containing the Sub-Adviser’s performance commentaries for the prior quarterly period; the Sub-Adviser’s compliance policies and procedures, including its business continuity and cybersecurity policies, a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b); information regarding risk management processes and liquidity management; an annual review of the operation of the Sub-Adviser’s compliance program; information regarding the Sub-Adviser’s compliance and regulatory history; and an independent report prepared by Broadridge, an independent third party data provider, analyzing the performance record of the Fund and the fees and expenses of the Fund as compared to other mutual funds with similar investment strategies, as applicable.

In considering the nature, extent, and quality of the services provided by Anfield in its capacity as Sub-Adviser, the Board also took into account its knowledge, acquired through discussions and reports during the preceding year, including a written report containing Anfield’s performance commentary for the prior quarterly period, and in past years, of Anfield’s management and the quality of the performance of its duties as adviser to certain funds in the Trust. The Board noted that it had conducted a thorough review of Anfield’s operations over the course of the prior year, including with respect to its compliance functions, that Anfield had answered the Board’s inquiries sufficiently, and that the Board was satisfied with Anfield’s operations. The Board observed that Anfield had an effective compliance program. The Board reviewed the background information on Anfield’s key personnel, taking into consideration their education, financial industry experience, and prior fixed income experience. The Board concluded that Anfield had sufficient quality and depth of personnel, resources, investment methodologies and compliance policies and procedures to perform its duties under the Sub-Advisory Agreement and that the nature, overall quality and extent of the services provided by Anfield were satisfactory and reliable.

Performance. In considering the Fund’s performance, the Board noted that it reviews information about the Fund’s performance results at its regularly scheduled meetings. Among other data, the Board considered the Fund’s performance as compared to a broad-based index and against a group of peer funds provided by Broadridge, an independent third-party data provider (the “Peer Group”). The Board noted that while it found the data provided

Anfield Dynamic Fixed Income ETF
ADDITIONAL INFORMATION (Unaudited) (Continued)
July 31, 2021

by the independent third-party generally useful, it recognized its limitations, including in particular that data may vary depending on the selected end date and that the results of the performance comparisons may vary depending on the selection of the Peer Group. The Board also noted differences in the investment strategies of the Fund relative to its Peer Group.

The Board also took into account management’s discussion of the performance of the Fund, including the quarterly written reports containing the Adviser’s and Sub-Adviser’s respective performance commentaries. The Board also noted that each of the Adviser and Sub-Adviser was actively monitoring the performance of the Fund.

The Board considered that the Adviser is responsible for the day-to-day management of the Fund’s portfolio. The Board considered the Fund’s performance for the one-year, three-year, five-year, and since inception periods ended December 31, 2020 as compared with the performance of funds in its Peer Group and its Morningstar category (Nontraditional Bond), and the benchmark index, noting that the Fund underperformed the Peer Group median, Morningstar category median and benchmark for the one-year and three-year periods, but has outperformed its benchmark for the five-year and since inception periods. The Board also noted that for certain periods since it commenced operations, the Fund’s returns have been within the top quartile of its Peer Group and the Fund’s standard deviation was at the top of its Peer Group. The Board took into account the Adviser’s discussion of the Fund’s performance history, including the factors that had contributed to the Fund’s underperformance. The Board concluded that the overall performance of the Fund was satisfactory and any underperformance was being appropriately monitored and/or addressed.

Fees and Expenses. Regarding the costs of the services provided by the Adviser, the Board considered, among other expense data, a comparison prepared by Broadridge of the Fund’s advisory fee and operating expenses compared to the advisory fee and expenses of the funds in its Peer Group and Morningstar category. The Board noted that while it found the data provided by the independent third-party generally useful, it recognized its limitations, including potential differences in the investment strategies of the Fund relative to its Peer Group, as well as the level, quality and nature of the services provided by the Adviser.

The Board considered that Anfield is responsible for the day-to-day management of the Fund’s portfolio. The Board noted that the Fund underperformed its Peer Group median and Morningstar category (Multisector Bond) median and outperformed its benchmark index for the period since the Fund’s inception. The Board took into consideration that the Fund had only recently launched in August 2020 and, as a result, only had four months of operating history. The Board determined that the Fund’s returns and the Adviser’s performance were satisfactory over the short operating history to date and noted performance would continue to be monitored.

Fees and Expenses. Regarding the costs of the services provided by the Adviser and Sub-Adviser, the Board considered, among other expense data, a comparison prepared by Broadridge of the Fund’s advisory fee and operating expenses compared to the advisory fee and expenses of the funds in its Peer Group and Morningstar category. The Board noted that while it found the data provided by the independent third-party generally useful, it recognized its limitations, including potential differences in the investment strategies of the Fund relative to its Peer Group, as well as the level, quality and nature of the services provided by the Adviser and Sub-Adviser with respect to the Fund.

The Board noted that Regents Park’s advisory fee was equal to the median of the Peer Group, but higher than the Morningstar category median. The Board also noted that the Fund’s gross expense ratio was equal to the median of its Peer Group. The Board took into account that the Adviser had agreed to reimburse expenses to limit net annual operating expenses to 1.30% of the Fund’s average net assets (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) and that the Fund’s assets were currently substantially smaller than its peers given its limited operating history.

With respect to the sub-advisory fees, the Board considered that the Fund pays an advisory fee to the Adviser and that, in turn, the Adviser pays a portion of its advisory fee to the Sub-Adviser. The Board also took into

Anfield Dynamic Fixed Income ETF
ADDITIONAL INFORMATION (Unaudited) (Continued)
July 31, 2021

account the amount of the advisory fee to be retained by Regents Park and the services to be provided with respect to the Fund by the Adviser and the Sub-Adviser. In considering the level of the Fund’s advisory and sub-advisory fee, the Board also took into account the fees charged by the Adviser and Sub-Adviser to other accounts managed with a similar investment strategy, if any, noting that differences were attributable to the differences in the management of these different kinds of accounts.

Based on the factors above, the Board concluded that the advisory fee and sub-advisory fee of the Fund was not unreasonable.

Profitability. The Board considered the profitability of each of Regents Park and Anfield and whether these profits were reasonable in light of the services provided to the Fund. The Board reviewed profitability analyses prepared by Regents Park and Anfield based on the Fund’s asset levels and considered the total profits of the Adviser and Sub-Adviser, respectively, from its relationship with the Fund and with the other funds in the Trust in the aggregate. The Board concluded that each of Regents Park and Anfield profitability, if any, from its respective relationships with the Fund, after taking into account a reasonable allocation of costs, was not excessive.

Economies of Scale. The Board considered whether any of Regents Park or Anfield would realize economies of scale with respect to the advisory or sub-advisory services provided to the Fund. The Board considered the profitability analyses included in the Board Materials and noted that expenses of managing the Fund as a percentage of assets under management were expected to decrease as the Fund’s assets continue to grow. The Board noted that at current asset levels, economies of scale were not a relevant consideration and that it would revisit whether economies of scale exist in the future once the Fund had achieved sufficient size.

Other Benefits. The Board also considered the character and amount of other direct and incidental benefits to be received by each of Regents Park and Anfield from its respective association with the Fund. The Board noted that none of Regents Park or Anfield believed it would receive any direct, indirect or ancillary material “fall-out” benefits from its relationship with the Fund, although the Board noted that certain reputational benefits may result from these relationships. The Board concluded that such benefits are reasonable.

Conclusion. The Board, having requested and received such information from each of Regents Park and Anfield as it believed reasonably necessary to evaluate the terms of the Advisory Agreement and Sub-Advisory Agreement and having been advised by independent counsel that it had appropriately considered and weighed all relevant factors, determined that approval of Advisory Agreement and Sub-Advisory Agreement for an additional one-year term was in the best interests of the Fund and its shareholders.

In considering the renewal of the Advisory Agreement and Sub-Advisory Agreement, the Board considered a variety of factors, including those discussed above, and also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). The Board did not identify any one factor as determinative, and each Independent Trustee may have weighed each factor differently. The Board’s conclusions may be based in part on its consideration of the advisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.

Anfield Dynamic Fixed Income ETF
EXPENSE EXAMPLES (Unaudited)
July 31, 2021

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2021 to July 31, 2021.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ’‘Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases or sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During the Period
Actual	2/1/21	7/31/21	2/1/21 - 7/31/21*	2/1/21 - 7/31/21
	$1,000.00	$992.70	$6.42	1.30%

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period	During the Period
(5% return before expenses)	2/1/21	7/31/21	2/1/21 - 7/31/21*	2/1/21 - 7/31/21
	$1,000.00	$1,018.35	$6.51	1.30%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the actual number of days the Fund was in operation during the period (181) divided by the number of days in the fiscal year (365).

Anfield Dynamic Fixed Income ETF
ADDITIONAL INFORMATION (Unaudited)
July 31, 2021

LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the period ended July 31, 2021, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

Anfield Dynamic Fixed Income ETF
SUPPLEMENTAL INFORMATION (Unaudited)
July 31, 2021

Trustees and Officers. The Trustees and officers of the Trust, together with information as to their principal business occupations during the past five years and other information, are shown below. Unless otherwise noted, the address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246.

Independent Trustees *

Name, Address, Year of Birth	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
Mark Garbin Year of Birth: 1951	Trustee	Indefinite, Since 2012	Managing Principal, Coherent Capital Management LLC (since 2008)	6	Northern Lights Fund Trust (since 2013); Northern Lights Variable Trust (since 2013); Forethought Variable Insurance Trust (since 2013); OHA Mortgage Strategies Fund (offshore), Ltd. (2014 -2017); iCapital KKR Private Markets Fund (since 2014); and Carlyle Tactical Private Credit Fund (since March 2018)
Mark D. Gersten Year of Birth: 1950	Chairman, Trustee	Indefinite, Since 2012	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985 – 2011)	6	Northern Lights Fund Trust (since 2013); Northern Lights Variable Trust (since 2013); iCapital KKR Private Markets Fund (since 2014); previously, Ramius Archview Credit and Distressed Fund (2015-2017); and Schroder Global Series Trust (2012 to 2017)
Neil M. Kaufman Year of Birth: 1960	Trustee, Audit Committee Chairman	Indefinite, Since 2012	Managing Member, Kaufman, McGowan PLLC (legal services) (Since 2016); Partner, Abrams Fensterman, Fensterman, Eisman, Formato, Ferrara & Wolf, LLP (legal services) (2010-2016)	6	iCapital KKR Private Markets Fund (since 2014)
Anita K. Krug Year of Birth: 1969	Trustee	Indefinite, Since 2012	Dean and Professor (since 2019) Illinois Institute of Technology; Interim Vice Chancellor for Academic Affairs (2018-2019) University of Washington Bothell; Interim Dean (2017-2018), Professor (2016-2019), Associate Professor (2014-2016); and Assistant Professor (2010-2014), University of Washington School of Law	6	iCapital KKR Private Markets Fund (since 2014); Centerstone Investors Trust (2016to 2021)

*	Information is as of July 31, 2021.

**	As of July 31, 2021, the Trust was comprised of 24 active portfolios managed by seven unaffiliated investment advisers and two affiliated investment advisers. The term “Fund Complex” applies only to those funds that (i) are advised by a common investment adviser or by an investment adviser that is an affiliated person of the investment adviser of any of the other funds in the Trust or (ii) hold themselves out to investors as related companies for purposes of investment and investor services. The Fund does not hold itself out as related to any other series within the Trust except for Anfield Diversified Alternatives ETF, Anfield Universal Fixed Income ETF and Anfield U.S. Equity Sector Rotation ETF, each of which are advised by Regents and sub-advised by the Fund’s Sub-Adviser; Anfield Universal Fixed Income Fund, which is advised by the Fund’s Sub-Adviser; and Affinity World Leaders Equity ETF, which is advised by Regents.

7/31/2021 – Two Roads v1

Anfield Dynamic Fixed Income ETF
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
July 31, 2021

Officers of the Trust*

Name, Address, Year of Birth	Position(s) Held with Registrant	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
James Colantino 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1969	President Since Feb. 2017 Treasurer (2012 to 2017)	Senior Vice President (2012-present); Vice President (2004 to 2012); Gemini Fund Services, LLC	N/A	N/A
Laura Szalyga 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1978	Treasurer Since Feb. 2017	Vice President, Gemini Fund Services, LLC (since 2015); Assistant Vice President, Gemini Fund Services, LLC (2011-2014)	N/A	N/A
Richard A. Malinowski 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1983	Vice President Since Sep. 2018 Secretary Since 2013	Senior Vice President and Senior Managing Counsel, Gemini Fund Services, LLC, (since February 2020); Senior Vice President Legal Administration, Gemini Fund Services, LLC (April 2017 to February 2020); Vice President and Counsel (April 2016 – 2017) and AVP and Staff Attorney (September 2012 – March 2016).	N/A	N/A
William B. Kimme Year of Birth: 1962	Chief Compliance Officer Since Inception	Senior Compliance Officer, Northern Lights Compliance Services, LLC (September 2011 - present)	N/A	N/A

*	Information is as of July 31, 2021.

**	As of July 31, 2021, the Trust was comprised of 24 active portfolios managed by seven unaffiliated investment advisers and two affiliated investment advisers. The term “Fund Complex” applies only to those funds that (i) are advised by a common investment adviser or by an investment adviser that is an affiliated person of the investment adviser of any of the other funds in the Trust or (ii) hold themselves out to investors as related companies for purposes of investment and investor services. The Fund does not hold itself out as related to any other series within the Trust except for Anfield Diversified Alternatives ETF, Anfield Universal Fixed Income ETF and Anfield U.S. Equity Sector Rotation ETF, each of which are advised by Regents and sub-advised by the Fund’s Sub-Adviser; Anfield Universal Fixed Income Fund, which is advised by the Fund’s Sub-Adviser and Affinity World Leaders Equity ETF, which is advised by Regents.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-866-866-4848.

7/31/2021 – Two Roads v1

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.
Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-631-490-4300

What we do

How does Two Roads Shared Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.

These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the twelve month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-866-4848 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-866-866-4848.

Adviser
Regents Park Funds, LLC
4041 MacArthur Blvd., Suite 155
Newport Beach, CA 92660

Administrator
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022-3474

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing contained herein is to be considered an offer of sale or solicitation of an offer to buy shares of the Fund. Such an offering is made only by a prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

ADF-AR21

(b)        Not applicable

ITEM 2. CODE OF ETHICS.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s board of trustees has determined that Mark Gersten is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Gersten is independent for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees

Trust Series	2021
Anfield Dynamic Fixed Income ETF	$16,000

(b)	Audit-Related Fees – None
(c)	Tax Fees

Trust Series	2021
Anfield Dynamic Fixed Income ETF	$3,500

(d)	All Other Fees – None
(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.
(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).
(g)	All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal year ended July 31, 2021 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.
(h)	Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The registrant’s audit committee members are Mark Garbin, Mark Gersten, Neil M. Kaufman and Anita K. Krug.

ITEM 6. INVESTMENTS

Included in annual report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Fund is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Fund is an open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable. Fund is an open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 13. EXHIBITS

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a) of Form N-CSR) are filed herewith.

(b)	Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By James Colantino	/s/ James Colantino
Principal Executive Officer,
Date: October 5, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By James Colantino	/s/ James Colantino
Principal Executive Officer,
Date: October 5, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Laura Szalyga	/s/ Laura Szalyga
Principal Financial Officer
Date: October 5, 2021